Disclosure of Share-based Compensation Arrangements by Share-based Payment Award (Details) (USD $)	6 Months Ended	12 Months Ended
	Oct. 31, 2014	Apr. 30, 2014	Apr. 30, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 0.75	$ 0.75	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding	2,013,500	2,013,500	0
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term	2 years 7 months 17 days	3 years 1 month 17 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	504,500	504,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 0.75	$ 0.75
Exercise Price $0.75 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 0.75	$ 0.75
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding	2,013,500	2,013,500
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term	2 years 7 months 17 days	3 years 1 month 17 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	504,500	504,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 0.75	$ 0.75